Schedule of Investments (unaudited)	iShares® MSCI Japan Small-Cap ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.0%
Ispace Inc., NVS(a)	3,200	$18,532

Air Freight & Logistics — 0.6%
AZ-COM MARUWA Holdings Inc.	4,800	48,762
Hamakyorex Co. Ltd.	1,600	43,226
Konoike Transport Co. Ltd.	3,200	42,650
Mitsui-Soko Holdings Co. Ltd.	3,200	104,617
Sankyu Inc.	6,400	218,312
SBS Holdings Inc.	1,600	27,093
Senko Group Holdings Co. Ltd.	14,400	102,856
Trancom Co. Ltd.	1,600	81,650
		669,166
Automobile Components — 3.4%
Eagle Industry Co. Ltd.	3,200	35,882
Exedy Corp.	3,200	55,177
FCC Co. Ltd.	4,800	59,339
G-Tekt Corp.	3,200	37,753
JTEKT Corp.	25,600	235,237
KYB Corp.	1,600	51,524
Musashi Seimitsu Industry Co. Ltd.	6,400	70,033
NHK Spring Co. Ltd.	25,600	195,184
Nifco Inc./Japan	9,600	234,824
Nippon Seiki Co. Ltd.	6,400	54,507
Niterra Co. Ltd.	20,800	483,744
NOK Corp.	9,600	122,568
Pacific Industrial Co. Ltd.	4,800	45,435
Piolax Inc.	3,200	49,052
Seiren Co. Ltd.	6,400	100,452
Shoei Co. Ltd.	6,400	85,813
Stanley Electric Co. Ltd.	17,600	325,562
Sumitomo Riko Co. Ltd.	4,800	33,571
Sumitomo Rubber Industries Ltd.	22,400	259,472
Tokai Rika Co. Ltd.	6,400	107,391
Topre Corp.	4,800	65,174
Toyo Tire Corp.	16,000	266,174
Toyoda Gosei Co. Ltd.	8,000	160,516
Toyota Boshoku Corp.	11,200	193,706
TS Tech Co. Ltd.	11,200	138,434
Yokohama Rubber Co. Ltd. (The)	16,000	356,462
		3,822,986
Automobiles — 0.3%
Mitsubishi Motors Corp.	88,000	289,040
Nissan Shatai Co. Ltd.	8,000	48,496
		337,536
Banks — 5.1%
77 Bank Ltd. (The)	6,400	149,010
Aichi Financial Group Inc., NVS	4,800	76,242
Aozora Bank Ltd.(a)	15,400	316,772
Awa Bank Ltd. (The)	4,800	81,069
Bank of Nagoya Ltd. (The)	1,600	60,003
Chugin Financial Group Inc., NVS	20,800	148,948
Daishi Hokuetsu Financial Group Inc.	4,800	128,223
Fukuoka Financial Group Inc.	20,800	485,022
Gunma Bank Ltd. (The)	41,600	210,747
Hachijuni Bank Ltd. (The)	49,600	269,212
Hirogin Holdings Inc.	32,000	201,014
Hokkoku Financial Holdings Inc.	3,200	98,113
Hokuhoku Financial Group Inc.	14,400	153,144
Hyakugo Bank Ltd. (The)	27,200	99,734
Iyogin Holdings Inc., NVS	35,200	227,886

Security	Shares	Value

Banks (continued)
Juroku Financial Group Inc.	3,200	$82,923
Keiyo Bank Ltd. (The)	12,800	60,792
Kiyo Bank Ltd. (The)	8,000	86,171
Kyoto Financial Group Inc.	8,000	479,539
Kyushu Financial Group Inc.	43,200	243,952
Mebuki Financial Group Inc.	129,600	391,018
Musashino Bank Ltd. (The)	3,200	61,935
Nanto Bank Ltd. (The)	3,200	53,862
Nishi-Nippon Financial Holdings Inc.	16,000	177,208
North Pacific Bank Ltd.	35,200	87,118
Ogaki Kyoritsu Bank Ltd. (The)	4,800	61,641
Okinawa Financial Group Inc.	1,600	25,951
Rakuten Bank Ltd., NVS(b)	9,600	165,641
San-In Godo Bank Ltd. (The)	17,600	114,147
SBI Sumishin Net Bank Ltd., NVS(a)	6,400	71,862
Senshu Ikeda Holdings Inc.	27,200	62,744
Seven Bank Ltd.	76,800	155,888
Shiga Bank Ltd. (The)	4,800	121,639
Suruga Bank Ltd.	20,800	105,776
Toho Bank Ltd.(The)	22,400	44,085
Tokyo Kiraboshi Financial Group Inc.	3,200	93,356
TOMONY Holdings Inc.	17,600	58,432
Yamaguchi Financial Group Inc.	22,400	197,286
		5,708,105
Beverages — 0.8%
Coca-Cola Bottlers Japan Holdings Inc.	17,600	241,330
Ito En Ltd.	6,400	195,001
Sapporo Holdings Ltd.(a)	8,000	312,424
Takara Holdings Inc.	19,200	158,009
		906,764
Biotechnology — 0.3%
GNI Group Ltd.(a)(b)	5,797	132,565
PeptiDream Inc.(b)	12,800	109,234
Pharma Foods International Co. Ltd.	3,200	27,761
SanBio Co. Ltd.(b)	6,400	22,137
Takara Bio Inc.	6,400	52,920
		344,617
Broadline Retail — 2.0%
ASKUL Corp.	4,800	70,078
Belluna Co. Ltd.	6,400	27,078
Isetan Mitsukoshi Holdings Ltd.	44,800	506,578
Izumi Co. Ltd.	4,800	114,684
J Front Retailing Co. Ltd.	32,000	293,134
Kintetsu Department Store Co. Ltd.	1,600	28,537
Mercari Inc.(b)	14,400	275,053
Ryohin Keikaku Co. Ltd.	33,600	531,055
Seria Co. Ltd.	6,400	103,059
Takashimaya Co. Ltd.	19,200	258,693
		2,207,949
Building Products — 1.3%
Bunka Shutter Co. Ltd.	4,800	44,813
Central Glass Co. Ltd.	3,200	58,912
Lixil Corp.	38,400	467,632
Nichias Corp.	6,400	136,650
Nichiha Corp.	3,200	60,192
Nitto Boseki Co. Ltd.	3,200	97,220
Noritz Corp.	3,200	32,423
Sanwa Holdings Corp.	24,000	344,917
Sekisui Jushi Corp.	3,200	54,289
Takara Standard Co. Ltd.	4,800	57,651

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
Takasago Thermal Engineering Co. Ltd.	4,800	$97,408
		1,452,107
Capital Markets — 0.6%
GMO Financial Holdings Inc.	4,800	23,518
JAFCO Group Co. Ltd.	6,400	73,654
M&A Capital Partners Co. Ltd.	1,600	24,501
M&A Research Institute Inc., NVS(b)	3,500	89,953
Matsui Securities Co. Ltd.(a)	14,400	72,211
Monex Group Inc.	24,000	107,458
Okasan Securities Group Inc.	19,200	92,721
SPARX Group Co. Ltd.	3,200	32,218
Strike Co. Ltd.	1,600	41,985
Tokai Tokyo Financial Holdings Inc.	24,000	89,790
WealthNavi Inc.(a)(b)	4,800	55,909
		703,918
Chemicals — 6.6%
ADEKA Corp.	9,600	186,464
Aica Kogyo Co. Ltd.	6,400	143,911
Air Water Inc.	24,000	314,923
Asahi Yukizai Corp.	1,600	45,821
C Uyemura & Co. Ltd.	1,600	114,690
C.I. Takiron Corp.	6,400	25,466
Chugoku Marine Paints Ltd.	4,800	50,012
Daicel Corp.	30,400	292,203
Denka Co. Ltd.	11,200	200,444
DIC Corp.	9,600	158,008
Fujimi Inc.	6,700	132,540
Fujimori Kogyo Co. Ltd.	1,600	42,028
Fuso Chemical Co. Ltd.	3,200	94,842
JCU Corp.	3,200	85,434
Kaneka Corp.	6,400	160,864
Kansai Paint Co. Ltd.	24,000	364,146
Kanto Denka Kogyo Co. Ltd.	4,800	26,978
KeePer Technical Laboratory Co. Ltd.	1,600	63,588
KH Neochem Co. Ltd.	4,800	74,367
Konishi Co. Ltd.	3,200	55,955
Kumiai Chemical Industry Co. Ltd.	9,649	71,055
Kuraray Co. Ltd.	36,800	374,498
Kureha Corp.	2,000	117,043
Lintec Corp.	4,800	80,971
Mitsubishi Gas Chemical Co. Inc.	20,800	329,227
Nihon Parkerizing Co. Ltd.	11,200	87,562
Nippon Kayaku Co. Ltd.	17,600	160,661
Nippon Pillar Packing Co. Ltd.	1,600	49,806
Nippon Shokubai Co. Ltd.	3,200	115,777
Nippon Soda Co. Ltd.	3,200	115,503
NOF Corp.	8,000	369,747
Okamoto Industries Inc.	1,600	58,931
Osaka Organic Chemical Industry Ltd.	1,600	28,892
Osaka Soda Co. Ltd.	1,600	105,396
Sakata INX Corp.	4,800	42,505
Sanyo Chemical Industries Ltd.	1,600	46,299
Shikoku Chemicals Corp.	3,200	37,766
Shin-Etsu Polymer Co. Ltd.	4,800	46,397
Showa Denko KK	22,400	419,038
Sumitomo Bakelite Co. Ltd.	4,800	229,534
T Hasegawa Co. Ltd.	4,800	104,611
Taiyo Holdings Co. Ltd.	4,800	97,082
Takasago International Corp.	1,600	37,983
Teijin Ltd.	24,000	218,344
Tenma Corp.	1,600	25,274

Security	Shares	Value

Chemicals (continued)
Toagosei Co. Ltd.	12,800	$117,812
Tokai Carbon Co. Ltd.	27,200	201,506
Tokuyama Corp.	8,000	130,044
Tokyo Ohka Kogyo Co. Ltd.	4,800	296,902
Toyo Gosei Co. Ltd.	400	18,096
Toyo Ink SC Holdings Co. Ltd.	4,800	86,551
Toyobo Co. Ltd.	11,200	79,650
UBE Corp.	11,200	175,926
W-Scope Corp.(a)(b)	6,400	39,826
Zeon Corp.	17,600	163,693
		7,312,592
Commercial Services & Supplies — 1.7%
Aeon Delight Co. Ltd.	3,200	75,961
Daiei Kankyo Co. Ltd.	4,800	75,282
Daiseki Co. Ltd.	4,812	127,477
Duskin Co. Ltd.	4,800	105,682
Japan Elevator Service Holdings Co. Ltd.	9,600	152,534
Kokuyo Co. Ltd.	11,200	174,480
Kosaido Holdings Co. Ltd.	8,000	34,361
Matsuda Sangyo Co. Ltd.	1,660	28,694
Mitsubishi Pencil Co. Ltd.	3,200	40,798
Nippon Kanzai Holdings Co. Ltd.	3,200	53,805
Nippon Parking Development Co. Ltd.	25,600	35,230
Okamura Corp.	8,000	115,595
Park24 Co. Ltd.(b)	17,600	214,470
Pilot Corp.	3,200	96,739
Prestige International Inc.	12,800	56,341
Raksul Inc.(b)	6,400	61,713
Sato Holdings Corp.	3,200	44,092
Sohgo Security Services Co. Ltd.	51,200	296,432
TRE Holdings Corp.	6,400	48,610
		1,838,296
Construction & Engineering — 3.6%
Chiyoda Corp.(a)(b)	20,800	49,578
Chudenko Corp.	3,200	52,569
COMSYS Holdings Corp.	14,400	311,840
EXEO Group Inc.	12,800	269,410
Hazama Ando Corp.	20,800	153,732
INFRONEER Holdings Inc.	24,040	253,923
JDC Corp.	4,800	19,129
JGC Holdings Corp.	28,800	324,529
Kandenko Co. Ltd.	14,400	129,558
Kinden Corp.	16,000	240,323
Kumagai Gumi Co. Ltd.	4,800	110,291
Kyudenko Corp.	6,400	201,936
MIRAIT ONE corp.	12,800	159,676
Nippon Densetsu Kogyo Co. Ltd.	4,800	65,850
Nippon Road Co. Ltd. (The)	3,500	44,903
Nishimatsu Construction Co. Ltd.	4,800	126,878
Okumura Corp.	3,200	97,708
Penta-Ocean Construction Co. Ltd.	35,200	193,258
Raito Kogyo Co. Ltd.	4,800	64,236
Raiznext Corp.	3,200	30,054
Sanki Engineering Co. Ltd.	4,800	56,733
SHO-BOND Holdings Co. Ltd.	4,800	195,551
Sumitomo Densetsu Co. Ltd.	1,600	27,678
Sumitomo Mitsui Construction Co. Ltd.	17,600	47,291
Taihei Dengyo Kaisha Ltd.	1,600	41,921
Taikisha Ltd.	3,200	91,583
Takamatsu Construction Group Co. Ltd.	1,600	28,521
Toa Corp.	1,600	38,681

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
Toda Corp.	30,400	$173,684
Toenec Corp.	1,600	45,928
Tokyu Construction Co. Ltd.	11,240	59,901
Totetsu Kogyo Co. Ltd.	3,200	62,878
Toyo Construction Co. Ltd.	6,400	57,535
Yokogawa Bridge Holdings Corp.	4,800	88,480
Yurtec Corp.	4,800	32,598
		3,948,344
Construction Materials — 0.4%
Maeda Kosen Co. Ltd.	1,600	31,993
Mitani Sekisan Co. Ltd.	1,600	47,567
Sumitomo Osaka Cement Co. Ltd.	4,800	117,135
Taiheiyo Cement Corp.	16,000	300,725
		497,420
Consumer Finance — 1.0%
AEON Financial Service Co. Ltd.	14,400	123,387
Aiful Corp.	43,200	110,721
Credit Saison Co. Ltd.	19,200	323,854
J Trust Co. Ltd.	9,600	30,901
Jaccs Co. Ltd.	3,200	116,178
Marui Group Co. Ltd.	24,000	383,865
Orient Corp.	6,700	48,957
		1,137,863
Consumer Staples Distribution & Retail — 3.2%
Aeon Hokkaido Corp.	4,800	28,930
Ain Holdings Inc.	3,200	97,426
Arcs Co. Ltd.	4,800	88,151
Axial Retailing Inc.	1,600	42,116
Belc Co. Ltd.	1,600	68,898
Cawachi Ltd.	1,600	27,556
Cosmos Pharmaceutical Corp.	3,200	337,764
Create SD Holdings Co. Ltd.	3,200	66,137
Daikokutenbussan Co. Ltd.	500	20,857
Fuji Co. Ltd./Ehime	3,200	40,523
G-7 Holdings Inc.	3,200	26,024
Genky DrugStores Co. Ltd.	1,600	55,016
H2O Retailing Corp.	12,835	142,845
Heiwado Co. Ltd.	3,200	50,195
Inageya Co. Ltd.	3,200	32,429
Kato Sangyo Co. Ltd.	3,200	101,276
Kusuri no Aoki Holdings Co. Ltd.	6,000	138,804
Lawson Inc.	6,400	316,029
Life Corp.	3,200	73,583
Maxvalu Tokai Co. Ltd.	1,600	32,226
Mitsubishi Shokuhin Co. Ltd.	1,600	52,595
Oisix ra daichi Inc.(a)(b)	3,200	30,084
Retail Partners Co. Ltd.	3,200	38,461
San-A Co. Ltd.	3,200	99,314
Shoei Foods Corp.	1,600	48,819
Sugi Holdings Co. Ltd.	4,800	208,039
Sundrug Co. Ltd.	9,600	290,061
Tsuruha Holdings Inc.	4,800	403,228
United Super Markets Holdings Inc.	8,000	54,604
Valor Holdings Co. Ltd.	4,800	76,833
Welcia Holdings Co. Ltd.	12,800	223,089
Yaoko Co. Ltd.	3,200	174,394
Yokorei Co. Ltd.	6,400	48,014
		3,534,320
Containers & Packaging — 0.6%
FP Corp.	6,500	122,622
Fuji Seal International Inc.	4,800	54,415

Security	Shares	Value

Containers & Packaging (continued)
Rengo Co. Ltd.	25,600	$161,924
Toyo Seikan Group Holdings Ltd.	17,600	273,482
		612,443
Distributors — 0.2%
Arata Corp.	1,600	67,633
Doshisha Co. Ltd.	3,200	45,696
PALTAC Corp.	3,200	103,075
		216,404
Diversified Consumer Services — 0.2%
Benesse Holdings Inc.	9,600	169,139
LITALICO Inc.	3,200	46,198
Riso Kyoiku Co. Ltd.	14,400	23,394
		238,731
Diversified REITs — 1.9%
Activia Properties Inc.	96	263,448
Hankyu Hanshin REIT Inc.	80	76,333
Heiwa Real Estate REIT Inc.	128	117,050
Hulic REIT Inc.	176	184,301
Mori Trust REIT Inc.	341	169,652
NIPPON REIT Investment Corp.	64	151,224
NTT UD REIT Investment Corp.	192	165,188
Sekisui House REIT Inc.	560	320,262
Star Asia Investment Corp.	288	112,153
Takara Leben Real Estate Investment Corp.	96	65,774
Tokyu REIT Inc.	112	136,373
United Urban Investment Corp.	368	360,130
		2,121,888
Diversified Telecommunication Services — 0.4%
Internet Initiative Japan Inc.	14,400	258,432
JTOWER Inc.(a)(b)	1,600	57,917
Usen-Next Holdings Co. Ltd.	1,600	40,892
Vision Inc./Tokyo Japan(a)(b)	4,800	37,779
		395,020
Electric Utilities — 1.2%
Chugoku Electric Power Co. Inc. (The)	38,400	253,900
Hokkaido Electric Power Co. Inc.	22,400	94,848
Hokuriku Electric Power Co.(b)	22,400	109,413
Kyushu Electric Power Co. Inc.(b)	52,800	353,829
Okinawa Electric Power Co. Inc. (The)	6,492	47,496
Shikoku Electric Power Co. Inc.	19,200	132,837
Tohoku Electric Power Co. Inc.	59,200	379,274
		1,371,597
Electrical Equipment — 1.2%
Daihen Corp.	3,200	126,032
Fujikura Ltd.	30,400	234,302
Furukawa Electric Co. Ltd.	8,000	128,740
GS Yuasa Corp.	8,000	117,760
Idec Corp.	3,200	61,192
Mabuchi Motor Co. Ltd.	6,400	200,857
Mirai Industry Co. Ltd.	1,600	33,940
Nippon Carbon Co. Ltd.	1,600	50,179
Nitto Kogyo Corp.	3,200	77,696
Sanyo Denki Co. Ltd.	1,600	65,938
Toyo Tanso Co. Ltd.	1,600	49,670
Ushio Inc.	12,800	164,694
		1,311,000
Electronic Equipment, Instruments & Components — 4.0%
Ai Holdings Corp.	4,800	80,318
Alps Alpine Co. Ltd.	24,000	210,102
Amano Corp.	6,400	135,785

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Anritsu Corp.	17,600	$152,495
Canon Electronics Inc.	1,600	21,314
Canon Marketing Japan Inc.	6,400	161,612
Citizen Watch Co. Ltd.	24,000	141,086
Daiwabo Holdings Co. Ltd.	9,600	188,840
Dexerials Corp.	8,000	251,131
Enplas Corp.	800	71,982
Hakuto Co. Ltd.	1,600	59,158
Hioki E.E. Corp.	1,600	70,934
Horiba Ltd.	4,800	323,467
Hosiden Corp.	4,800	58,675
Iriso Electronics Co. Ltd.	3,200	86,073
Japan Aviation Electronics Industry Ltd.	6,400	127,605
Japan Display Inc.(a)(b)	73,600	14,457
Kaga Electronics Co. Ltd.	1,600	71,782
Koa Corp.	3,200	35,060
Macnica Holdings Inc.	6,400	316,804
Maruwa Co. Ltd./Aichi	1,200	241,656
Maxell Ltd.	4,800	53,779
Meiko Electronics Co. Ltd.	3,200	94,284
Nichicon Corp.	4,800	47,797
Nippon Ceramic Co. Ltd.	3,200	63,488
Nippon Electric Glass Co. Ltd.	11,200	236,420
Nippon Signal Company Ltd.	4,800	31,091
Nissha Co. Ltd.	4,800	47,996
Nohmi Bosai Ltd.	1,600	20,377
Oki Electric Industry Co. Ltd.	11,200	72,417
Optex Group Co. Ltd.	4,800	55,506
Restar Holdings Corp.	1,600	29,019
Riken Keiki Co. Ltd.	1,600	71,801
Ryosan Co. Ltd.	1,900	63,545
Ryoyo Electro Corp.	1,600	40,102
Siix Corp.	3,200	32,905
Taiyo Yuden Co. Ltd.	16,000	415,368
Tokyo Electron Device Ltd.	3,200	105,636
Topcon Corp.	12,800	131,639
		4,433,506
Energy Equipment & Services — 0.0%
Modec Inc.(b)	3,200	41,192

Entertainment — 0.8%
Anycolor Inc.(b)	3,200	83,194
Avex Inc.	4,800	45,097
COLOPL Inc.	6,400	26,341
Cover Corp.(b)	3,200	70,010
Daiichikosho Co. Ltd.	9,600	145,120
DeNA Co. Ltd.	9,600	97,527
Gree Inc.	8,000	30,688
GungHo Online Entertainment Inc.	6,400	99,014
Mixi Inc.	4,800	78,388
Shochiku Co. Ltd.	1,600	101,375
Toei Animation Co. Ltd.(a)	700	72,673
Toei Co. Ltd.	500	59,865
		909,292
Financial Services — 1.2%
eGuarantee Inc.	4,800	63,117
Financial Products Group Co. Ltd.	9,600	105,722
Fuyo General Lease Co. Ltd.	2,100	170,887
GMO Payment Gateway Inc.	4,800	281,894
Japan Securities Finance Co. Ltd.	11,200	118,128
Mizuho Leasing Co. Ltd.	4,800	161,414
Ricoh Leasing Co. Ltd.	1,600	50,204

Security	Shares	Value

Financial Services (continued)
Tokyo Century Corp.	4,800	$191,732
Zenkoku Hosho Co. Ltd.	6,400	215,996
		1,359,094
Food Products — 4.4%
Ariake Japan Co. Ltd.	3,200	99,880
Calbee Inc.	11,200	209,830
DyDo Group Holdings Inc.	1,600	64,736
Ezaki Glico Co. Ltd.	6,400	176,669
Fuji Oil Holdings Inc.	6,400	100,666
Fujicco Co. Ltd.	3,200	41,853
Fujiya Co. Ltd.	1,600	27,045
Hokuto Corp.	3,200	37,875
House Foods Group Inc.	8,000	174,730
Itoham Yonekyu Holdings Inc.	3,540	94,570
J-Oil Mills Inc.	1,600	21,337
Kagome Co. Ltd.	9,600	206,399
Kameda Seika Co. Ltd.	1,600	41,916
Kewpie Corp.	12,800	223,453
Kotobuki Spirits Co. Ltd.	12,800	202,860
Maruha Nichiro Corp.	4,800	92,252
Megmilk Snow Brand Co. Ltd.	6,400	93,701
Mitsui DM Sugar Holdings Co. Ltd.	1,600	32,656
Morinaga & Co. Ltd.	4,800	171,097
Morinaga Milk Industry Co. Ltd.	9,600	179,202
NH Foods Ltd.	11,200	333,017
Nichirei Corp.	14,400	314,184
Nippn Corp., New	6,400	98,258
Nippon Suisan Kaisha Ltd.	36,800	183,283
Nisshin Oillio Group Ltd. (The)	3,200	90,724
Nisshin Seifun Group Inc.	25,600	354,544
Prima Meat Packers Ltd.	3,200	48,734
Riken Vitamin Co. Ltd.	3,200	48,781
S Foods Inc.	1,600	34,662
Sakata Seed Corp.	3,200	86,309
Showa Sangyo Co. Ltd.	3,200	66,158
Toyo Suisan Kaisha Ltd.	11,200	597,619
Yamazaki Baking Co. Ltd.	14,400	315,173
		4,864,173
Gas Utilities — 0.4%
Nippon Gas Co. Ltd.	14,400	217,647
Saibu Gas Holdings Co. Ltd.	3,200	40,504
Shizuoka Gas Co. Ltd.	4,800	33,127
Toho Gas Co. Ltd.	9,600	171,180
		462,458
Ground Transportation — 2.5%
Fukuyama Transporting Co. Ltd.	3,200	79,463
Keikyu Corp.	28,800	245,717
Keio Corp.	12,800	368,045
Kyushu Railway Co.	17,600	367,639
Maruzen Showa Unyu Co. Ltd.	1,600	40,450
Nagoya Railroad Co. Ltd.	24,000	351,036
Nankai Electric Railway Co. Ltd.	12,800	242,484
Nikkon Holdings Co. Ltd.	6,400	139,140
Nishi-Nippon Railroad Co. Ltd.	8,000	128,094
Sakai Moving Service Co. Ltd.	3,200	56,423
Seibu Holdings Inc.	32,000	386,677
Seino Holdings Co. Ltd.	16,000	225,157
Sotetsu Holdings Inc.	11,200	202,987
		2,833,312
Health Care Equipment & Supplies — 1.4%
CYBERDYNE Inc.(a)(b)	14,400	22,878

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Eiken Chemical Co. Ltd.	4,800	$53,491
Fukuda Denshi Co. Ltd.	1,600	71,766
Hogy Medical Co. Ltd.	3,200	74,107
Japan Lifeline Co. Ltd.	8,000	63,063
Jeol Ltd.	6,400	253,969
Mani Inc.	9,600	142,388
Menicon Co. Ltd.	8,000	116,578
Nagaileben Co. Ltd.(a)	3,200	49,109
Nakanishi Inc.	8,000	129,806
Nihon Kohden Corp.	11,200	280,514
Nipro Corp.	19,200	145,267
Paramount Bed Holdings Co. Ltd.	4,800	89,732
PHC Holdings Corp.	3,200	32,097
		1,524,765
Health Care Providers & Services — 1.7%
Alfresa Holdings Corp.	24,000	386,498
Amvis Holdings Inc.	4,800	93,211
As One Corp.	3,200	109,746
BML Inc.	3,200	63,474
Elan Corp.(a)	4,800	33,093
H.U. Group Holdings Inc.	8,000	139,232
Medipal Holdings Corp.	25,600	404,758
Ship Healthcare Holdings Inc.	9,600	135,634
Solasto Corp.	6,400	25,458
SUNWELS Co. Ltd.	1,600	24,690
Suzuken Co. Ltd.	8,000	272,715
Toho Holdings Co. Ltd.	6,400	139,638
Tokai Corp./Gifu	3,200	41,453
		1,869,600
Health Care Technology — 0.2%
EM Systems Co. Ltd.	4,800	23,034
JMDC Inc.(a)	3,200	93,084
Medley Inc.(b)	3,200	95,399
		211,517
Hotel & Resort REITs — 0.7%
Hoshino Resorts REIT Inc.	32	130,779
Invincible Investment Corp.	896	362,854
Japan Hotel REIT Investment Corp.	608	285,030
		778,663
Hotels, Restaurants & Leisure — 3.0%
Airtrip Corp.(a)	1,600	17,004
Atom Corp.(b)	16,000	97,407
Colowide Co. Ltd.	9,600	144,917
Create Restaurants Holdings Inc.	16,000	113,016
Curves Holdings Co. Ltd.	6,400	28,857
Demae-Can Co. Ltd.(a)(b)	6,400	17,483
Doutor Nichires Holdings Co. Ltd.	3,200	47,478
Food & Life Companies Ltd.	14,400	278,600
Fuji Kyuko Co. Ltd.	3,200	93,639
Fujio Food Group Inc.(b)	1,600	15,583
Heiwa Corp.	8,016	113,944
Hiday Hidaka Corp.	3,284	60,968
HIS Co. Ltd.(b)	8,000	93,067
Ichibanya Co. Ltd.	1,600	57,584
Kappa Create Co. Ltd.(b)	3,200	35,736
KFC Holdings Japan Ltd.	1,600	32,648
Kisoji Co. Ltd.	3,200	53,808
KOMEDA Holdings Co. Ltd.	6,400	119,584
Koshidaka Holdings Co. Ltd.	6,400	45,229
Kura Sushi Inc.	3,200	79,401
Kyoritsu Maintenance Co. Ltd.	3,280	127,224

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Matsuyafoods Holdings Co. Ltd.	1,600	$53,993
Monogatari Corp. (The)	4,800	125,849
MOS Food Services Inc.	3,200	71,999
Ohsho Food Service Corp.	1,600	86,498
Resorttrust Inc.	9,600	146,048
Ringer Hut Co. Ltd.	3,200	49,956
Round One Corp.	24,000	95,942
Royal Holdings Co. Ltd.	4,800	86,732
Saizeriya Co. Ltd.	3,200	123,999
Skylark Holdings Co. Ltd.(b)	30,400	447,527
Tokyotokeiba Co. Ltd.	1,600	47,680
Toridoll Holdings Corp.	6,400	179,596
Yoshinoya Holdings Co. Ltd.	8,000	176,691
		3,365,687
Household Durables — 2.3%
Casio Computer Co. Ltd.	24,000	202,748
Chofu Seisakusho Co. Ltd.	1,600	22,761
ES-Con Japan Ltd.	4,800	29,707
Fujitsu General Ltd.	8,000	146,148
Haseko Corp.	32,000	394,075
JVCKenwood Corp.	20,800	107,605
Ki-Star Real Estate Co. Ltd.	1,600	37,760
Nagawa Co. Ltd.(a)	1,600	72,366
Nikon Corp.	40,000	386,200
Pressance Corp.	3,200	32,581
Rinnai Corp.	14,400	292,721
Sangetsu Corp.	6,400	124,080
Sumitomo Forestry Co. Ltd.	20,800	533,942
Tama Home Co. Ltd.(a)	1,600	37,602
Tamron Co. Ltd.	1,600	47,733
Zojirushi Corp.	6,400	67,309
		2,535,338
Household Products — 0.4%
Earth Corp.	1,600	51,653
Lion Corp.	30,400	266,100
Pigeon Corp.	16,000	179,559
		497,312
Independent Power and Renewable Electricity Producers — 0.4%
Electric Power Development Co. Ltd.	19,200	298,335
eRex Co. Ltd.(a)	3,200	14,220
RENOVA Inc.(b)	4,800	34,228
West Holdings Corp.	3,280	68,540
		415,323
Industrial Conglomerates — 0.5%
Katakura Industries Co. Ltd.	1,600	18,170
Keihan Holdings Co. Ltd.	12,800	319,604
Mie Kotsu Group Holdings Inc.	6,400	24,739
Nisshinbo Holdings Inc.	17,600	129,527
Noritsu Koki Co. Ltd.	1,600	32,403
TOKAI Holdings Corp.	12,800	81,332
		605,775
Industrial REITs — 1.2%
Advance Logistics Investment Corp.	80	69,493
CRE Logistics REIT Inc.	64	70,957
Industrial & Infrastructure Fund Investment Corp.	256	238,578
Japan Logistics Fund Inc.	112	218,163
LaSalle Logiport REIT	240	255,449
Mitsubishi Estate Logistics REIT Investment Corp.	64	165,454
Mitsui Fudosan Logistics Park Inc.	80	252,187

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Industrial REITs (continued)
SOSiLA Logistics REIT Inc.	80	$65,425
		1,335,706
Insurance — 0.1%
Anicom Holdings Inc.	9,600	39,229
FP Partner Inc.	1,600	54,271
LIFENET INSURANCE Co.(b)	8,000	58,565
		152,065
Interactive Media & Services — 0.3%
Bengo4.com Inc.(a)(b)	1,600	50,813
Infocom Corp.	3,200	53,031
Kakaku.com Inc.	17,600	199,194
ZIGExN Co. Ltd.	6,400	23,282
		326,320
IT Services — 2.0%
Argo Graphics Inc.	1,600	40,427
Base Co. Ltd.	1,600	35,958
BIPROGY Inc.	9,600	277,119
Change Holdings Inc.	6,400	67,410
Comture Corp.	3,200	43,585
Digital Garage Inc.	4,800	100,339
DTS Corp.	4,800	114,222
Future Corp.	4,800	58,507
GMO internet group Inc.	8,000	128,317
Information Services International-Dentsu Ltd.	3,200	106,282
Mitsubishi Research Institute Inc.	1,600	51,958
NEC Networks & System Integration Corp.	9,600	139,875
NET One Systems Co. Ltd.	11,200	155,431
NS Solutions Corp.	4,800	150,533
NSD Co. Ltd.	9,600	181,672
SB Technology Corp.	1,600	27,003
SHIFT Inc.(a)(b)	1,600	371,194
Simplex Holdings Inc.	4,800	84,918
TechMatrix Corp.	4,800	56,160
Zuken Inc.	1,600	45,882
		2,236,792
Leisure Products — 0.9%
Fields Corp.	4,800	36,585
GLOBERIDE Inc.	1,600	21,910
Mizuno Corp.	1,600	43,799
Roland Corp.	1,600	49,171
Sankyo Co. Ltd.	4,800	207,209
Sega Sammy Holdings Inc.	20,800	301,955
Snow Peak Inc.(a)	3,200	21,926
Tomy Co. Ltd.	11,200	157,538
Universal Entertainment Corp.	3,200	46,739
Yonex Co. Ltd.	8,000	74,690
		961,522
Life Sciences Tools & Services — 0.0%
Shin Nippon Biomedical Laboratories Ltd.(a)	3,200	35,596

Machinery — 7.3%
Aichi Corp.	3,200	20,192
Aida Engineering Ltd.	4,800	28,243
Amada Co. Ltd.	43,200	433,621
CKD Corp.	6,400	104,503
Daiwa Industries Ltd.	3,200	31,306
DMG Mori Co. Ltd.	14,400	259,453
Ebara Corp.	12,800	727,161
Fuji Corp./Aichi	9,600	162,771
Fujitec Co. Ltd.	6,400	148,318
Fukushima Galilei Co. Ltd.	1,600	53,047

Security	Shares	Value

Machinery (continued)
Furukawa Co. Ltd.	3,200	$40,531
Giken Ltd.	1,600	20,122
Glory Ltd.	4,800	89,930
Harmonic Drive Systems Inc.(a)	6,400	193,661
Hino Motors Ltd.(b)	36,800	119,227
Hirata Corp.	1,600	69,075
Hitachi Zosen Corp.	20,800	127,097
IHI Corp.	17,600	341,203
Japan Steel Works Ltd. (The)	8,000	138,545
Kawasaki Heavy Industries Ltd.	19,200	438,383
Kitz Corp.	8,000	61,876
Kurita Water Industries Ltd.	14,400	508,749
Kyokuto Kaihatsu Kogyo Co. Ltd.	4,800	61,705
Makino Milling Machine Co. Ltd.	3,200	125,659
Max Co. Ltd.	3,200	60,925
Meidensha Corp.	4,800	79,530
METAWATER Co. Ltd.	3,200	44,313
Mitsubishi Logisnext Co. Ltd.	4,800	43,010
Mitsuboshi Belting Ltd.	3,200	96,691
Miura Co. Ltd.	11,200	217,230
Morita Holdings Corp.	4,800	49,584
Nabtesco Corp.	14,400	269,453
Nachi-Fujikoshi Corp.	1,600	41,048
NGK Insulators Ltd.	30,400	369,902
Nikkiso Co. Ltd.	6,400	43,619
Nitta Corp.	1,600	40,514
Noritake Co. Ltd./Nagoya Japan	1,600	75,085
NSK Ltd.	46,400	243,559
NTN Corp.	51,200	96,263
Obara Group Inc.	1,600	40,008
Oiles Corp.	3,296	43,520
OKUMA Corp.	3,200	134,186
Organo Corp.	3,200	131,313
OSG Corp.	9,600	119,735
Ryobi Ltd.	3,200	62,917
Shibaura Machine Co. Ltd.	3,200	82,654
Shibuya Corp.	1,600	27,455
Shima Seiki Manufacturing Ltd.	3,200	33,254
Shinmaywa Industries Ltd.	6,400	51,307
Star Micronics Co. Ltd.	4,800	60,984
Sumitomo Heavy Industries Ltd.	14,400	344,662
Tadano Ltd.	11,200	87,847
Takeuchi Manufacturing Co. Ltd.	4,800	141,001
Takuma Co. Ltd.	8,000	88,336
THK Co. Ltd.	16,000	320,345
Tocalo Co. Ltd.	6,400	62,230
Tsubakimoto Chain Co.	3,200	81,756
Tsugami Corp.	4,800	40,020
Tsurumi Manufacturing Co. Ltd.	1,600	38,473
Union Tool Co.	1,600	36,591
YAMABIKO Corp.	4,800	48,347
		8,152,045
Marine Transportation — 0.1%
Iino Kaiun Kaisha Ltd.	8,000	66,372
NS United Kaiun Kaisha Ltd.	1,600	52,720
		119,092
Media — 1.1%
CyberAgent Inc.	56,000	337,904
Fuji Media Holdings Inc.	6,400	65,986
Hakuhodo DY Holdings Inc.	28,800	216,690
Kadokawa Corp.	11,216	201,834

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Nippon Television Holdings Inc.	8,000	$77,973
Septeni Holdings Co. Ltd.(b)	9,600	29,221
SKY Perfect JSAT Holdings Inc.	19,200	88,024
TBS Holdings Inc.	4,800	89,173
TV Asahi Holdings Corp.	3,200	36,261
ValueCommerce Co. Ltd.	1,600	14,985
Vector Inc.	3,200	23,652
Zenrin Co. Ltd.	4,800	29,005
		1,210,708
Metals & Mining — 2.4%
Asahi Holdings Inc.	9,600	123,713
Daido Steel Co. Ltd.	3,200	148,178
Daiki Aluminium Industry Co. Ltd.	3,200	26,129
Dowa Holdings Co. Ltd.	6,400	227,374
Kobe Steel Ltd.	46,400	545,034
Kyoei Steel Ltd.	3,200	45,069
Maruichi Steel Tube Ltd.	8,000	206,926
Mitsubishi Materials Corp.	16,000	263,222
Mitsui Mining & Smelting Co. Ltd.	6,400	196,756
Nippon Light Metal Holdings Co. Ltd.	6,400	73,057
Nittetsu Mining Co. Ltd.	1,600	61,220
OSAKA Titanium Technologies Co. Ltd.(a)	3,200	63,162
Sanyo Special Steel Co. Ltd.	3,200	56,720
Toho Titanium Co. Ltd.	4,800	59,687
Tokyo Steel Manufacturing Co. Ltd.	8,000	97,197
UACJ Corp.	4,814	112,964
Yamato Kogyo Co. Ltd.	4,800	242,444
Yodogawa Steel Works Ltd.	3,200	84,728
		2,633,580
Office REITs — 1.4%
Daiwa Office Investment Corp.	32	146,198
Global One Real Estate Investment Corp.	144	111,563
Ichigo Office REIT Investment Corp.	128	73,229
Japan Excellent Inc.	160	152,474
Japan Prime Realty Investment Corp.	112	280,524
Mirai Corp.	240	71,613
Mori Hills REIT Investment Corp.	208	197,420
One REIT Inc.	32	57,437
Orix JREIT Inc.	352	414,449
		1,504,907
Oil, Gas & Consumable Fuels — 0.9%
Cosmo Energy Holdings Co. Ltd.	8,000	304,017
Itochu Enex Co. Ltd.	6,400	66,057
Iwatani Corp.	6,400	307,588
Japan Petroleum Exploration Co. Ltd.	4,800	183,453
Mitsuuroko Group Holdings Co. Ltd.	4,800	42,650
San-Ai Obbli Co. Ltd.	6,400	69,903
		973,668
Paper & Forest Products — 0.3%
Daio Paper Corp.	11,200	79,242
Hokuetsu Corp.	14,400	137,512
Nippon Paper Industries Co. Ltd.(b)	12,800	115,742
Tokushu Tokai Paper Co. Ltd.	1,600	40,147
		372,643
Personal Care Products — 1.3%
Euglena Co. Ltd.(a)(b)	12,800	64,555
Fancl Corp.	11,200	172,608
Kobayashi Pharmaceutical Co. Ltd.	6,400	294,402
Mandom Corp.	4,800	41,374
Milbon Co. Ltd.	3,200	79,931
Noevir Holdings Co. Ltd.	1,600	56,428

Security	Shares	Value

Personal Care Products (continued)
Pola Orbis Holdings Inc.	12,800	$135,086
Rohto Pharmaceutical Co. Ltd.	25,600	535,612
YA-MAN Ltd.(a)	3,200	22,912
		1,402,908
Pharmaceuticals — 2.0%
Hisamitsu Pharmaceutical Co. Inc.	6,400	200,020
JCR Pharmaceuticals Co. Ltd.	9,600	86,193
Kaken Pharmaceutical Co. Ltd.	4,800	109,846
Kissei Pharmaceutical Co. Ltd.	3,200	66,167
Kyorin Pharmaceutical Co. Ltd.	4,800	59,352
Mochida Pharmaceutical Co. Ltd.	3,200	72,719
Nippon Shinyaku Co. Ltd.	6,400	231,297
Santen Pharmaceutical Co. Ltd.	44,800	424,700
Sawai Group Holdings Co. Ltd.	4,800	160,095
Sosei Group Corp.(b)	9,600	90,325
Sumitomo Pharma Co., Ltd.	24,000	76,133
Taisho Pharmaceutical Holdings Co. Ltd.	6,400	376,684
Torii Pharmaceutical Co. Ltd.	1,600	39,537
Towa Pharmaceutical Co. Ltd.	3,200	53,440
Tsumura & Co.	8,000	151,315
ZERIA Pharmaceutical Co. Ltd.	3,200	43,888
		2,241,711
Professional Services — 2.5%
Bell System24 Holdings Inc.	4,800	53,977
Benefit One Inc.(a)	9,600	98,190
BeNext-Yumeshin Group Co.	8,016	116,971
Dip Corp.	4,800	102,638
en Japan Inc.	4,800	83,988
Fullcast Holdings Co. Ltd.	3,200	41,478
Funai Soken Holdings Inc.	4,800	81,829
Infomart Corp.	25,600	76,137
Insource Co. Ltd.	6,400	41,243
JAC Recruitment Co. Ltd.	3,200	57,636
Link And Motivation Inc.	6,400	25,382
Management Solutions Co. Ltd.	1,600	31,551
Meitec Corp.	9,600	186,060
Nihon M&A Center Holdings Inc.	40,000	185,092
Nomura Co. Ltd.	9,600	54,590
Outsourcing Inc.	14,400	117,264
Pasona Group Inc.	3,200	50,712
Persol Holdings Co. Ltd.	243,200	417,964
SMS Co. Ltd.	9,600	182,356
TechnoPro Holdings Inc.	14,400	334,904
TKC Corp.	3,200	76,515
Transcosmos Inc.	3,200	67,067
UT Group Co. Ltd.(b)	3,200	47,915
Visional Inc.(a)(b)	3,200	171,990
WDB Holdings Co. Ltd.	1,600	24,997
		2,728,446
Real Estate Management & Development — 1.6%
Aeon Mall Co. Ltd.	11,200	130,142
Goldcrest Co. Ltd.	1,600	21,683
Heiwa Real Estate Co. Ltd.	3,200	87,343
Ichigo Inc.	32,000	76,150
Katitas Co. Ltd.	6,400	92,559
Keihanshin Building Co. Ltd.	4,800	46,023
Leopalace21 Corp.(b)	24,000	76,700
Relo Group Inc.	12,800	134,266
SAMTY Co. Ltd.	3,200	50,681
SRE Holdings Corp.(a)(b)	1,600	29,963
Starts Corp. Inc.	4,800	90,533

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Sun Frontier Fudousan Co. Ltd.	3,200	$33,755
TKP Corp.(b)	1,600	22,215
Tokyo Tatemono Co. Ltd.	25,600	364,414
Tokyu Fudosan Holdings Corp.	81,600	504,937
Tosei Corp.	3,200	39,019
		1,800,383
Residential REITs — 1.0%
Advance Residence Investment Corp.	176	386,062
Comforia Residential REIT Inc.	96	206,086
Daiwa Securities Living Investments Corp.	272	200,761
Nippon Accommodations Fund Inc.	64	262,567
Samty Residential Investment Corp.	48	36,449
Starts Proceed Investment Corp.	32	44,295
		1,136,220
Retail REITs — 0.5%
AEON REIT Investment Corp.	224	217,417
Frontier Real Estate Investment Corp.	64	195,849
Fukuoka REIT Corp.	80	89,822
		503,088
Semiconductors & Semiconductor Equipment — 3.1%
Abalance Corp.(a)	1,600	40,685
Ferrotec Holdings Corp.	6,400	129,279
Japan Material Co. Ltd.	8,000	140,433
Megachips Corp.	1,600	45,713
Micronics Japan Co. Ltd.	3,200	82,866
Mimasu Semiconductor Industry Co. Ltd.	1,600	30,023
Mitsui High-Tec Inc.(a)	3,200	160,000
Optorun Co. Ltd.	3,200	35,282
Rorze Corp.	1,600	157,119
RS Technologies Co. Ltd.	1,600	30,947
Sanken Electric Co. Ltd.	3,200	163,545
SCREEN Holdings Co. Ltd.	10,816	786,819
Shibaura Mechatronics Corp.	1,200	54,345
Shinko Electric Industries Co. Ltd.	9,600	359,162
Socionext Inc.	4,900	438,112
Tokyo Seimitsu Co. Ltd.	4,800	277,848
Towa Corp.	3,200	152,381
Tri Chemical Laboratories Inc.	3,200	75,910
Ulvac Inc.	6,400	281,306
		3,441,775
Software — 1.5%
Appier Group Inc.(b)	8,000	88,358
Cybozu Inc.	3,200	44,870
Digital Arts Inc.	1,600	52,027
Freee KK(a)(b)	6,400	147,547
Fuji Soft Inc.	6,400	258,860
Fukui Computer Holdings Inc.	1,600	28,562
I’ll Inc.	1,600	38,527
Justsystems Corp.	4,800	107,794
Money Forward Inc.(b)	6,400	195,775
OBIC Business Consultants Co. Ltd.	3,200	145,758
PKSHA Technology Inc.(a)(b)	3,200	67,557
Plus Alpha Consulting Co. Ltd.	3,200	58,784
Rakus Co. Ltd.	11,200	200,997
Sansan Inc.(b)	9,600	99,732
Systena Corp.	35,200	70,486
WingArc1st Inc.	3,200	71,023
		1,676,657
Specialty Retail — 2.6%
ABC-Mart Inc.	12,800	210,875
Adastria Co. Ltd.	3,200	82,167

Security	Shares	Value

Specialty Retail (continued)
Alpen Co. Ltd.	1,600	$21,077
AOKI Holdings Inc.	4,800	38,408
ARCLANDS Corp.	6,279	69,881
Autobacs Seven Co. Ltd.	8,000	83,465
Bic Camera Inc.	12,800	105,463
DCM Holdings Co. Ltd.	14,400	124,312
EDION Corp.	9,600	96,193
Geo Holdings Corp.	3,200	50,799
IDOM Inc.	6,400	39,897
JINS Holdings Inc.	1,600	50,685
Joshin Denki Co. Ltd.	1,600	24,995
Joyful Honda Co. Ltd.	6,400	77,442
Kohnan Shoji Co. Ltd.	3,200	79,899
Komeri Co. Ltd.	4,800	102,157
K’s Holdings Corp.	19,200	163,239
Nafco Co. Ltd.	1,600	20,187
Nextage Co. Ltd.	6,400	99,058
Nishimatsuya Chain Co. Ltd.	4,800	69,865
Nojima Corp.	8,000	75,449
PAL GROUP Holdings Co. Ltd.	4,800	75,725
Sanrio Co. Ltd.	6,400	262,025
Shimamura Co. Ltd.	3,200	357,668
T-Gaia Corp.	1,600	19,824
United Arrows Ltd.	3,200	42,377
VT Holdings Co. Ltd.	9,600	33,988
Workman Co. Ltd.(a)	3,200	99,605
Yamada Holdings Co. Ltd.	76,800	222,107
Yellow Hat Ltd.	4,800	57,673
		2,856,505
Technology Hardware, Storage & Peripherals — 0.5%
Eizo Corp.	1,600	52,751
Elecom Co. Ltd.	4,800	52,662
Konica Minolta Inc.(b)	59,200	187,554
MCJ Co. Ltd.	8,000	58,070
Riso Kagaku Corp.	3,200	59,689
Toshiba TEC Corp.	4,800	94,426
Wacom Co. Ltd.	19,200	89,332
		594,484
Textiles, Apparel & Luxury Goods — 1.3%
Asics Corp.	20,800	745,440
Descente Ltd.	4,800	138,583
Goldwin Inc.	3,200	250,147
Gunze Ltd.	1,600	51,990
Japan Wool Textile Co. Ltd. (The)	6,400	56,009
Onward Holdings Co. Ltd.	12,800	43,367
Seiko Group Corp.	3,200	54,471
Wacoal Holdings Corp.	4,800	105,813
		1,445,820
Trading Companies & Distributors — 1.7%
Hanwa Co. Ltd.	4,800	148,254
Inaba Denki Sangyo Co. Ltd.	6,400	141,834
Inabata & Co. Ltd.	4,800	102,775
Japan Pulp & Paper Co. Ltd.	1,600	54,019
Kanamoto Co. Ltd.	3,200	55,843
Kanematsu Corp.	9,600	133,408
MARUKA FURUSATO Corp.	3,200	58,470
Nagase & Co. Ltd.	11,200	176,127
Nichiden Corp.	1,600	28,667
Nishio Holdings Co. Ltd.	3,200	78,737
Sojitz Corp.	28,800	642,357
Trusco Nakayama Corp.	6,400	102,870

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
Wakita & Co. Ltd.	4,800	$48,223
Yamazen Corp.	6,400	51,985
Yuasa Trading Co. Ltd.	1,600	47,974
		1,871,543
Transportation Infrastructure — 0.8%
Japan Airport Terminal Co. Ltd.	8,000	350,930
Kamigumi Co. Ltd.	12,800	280,153
Mitsubishi Logistics Corp.	6,400	192,119
Sumitomo Warehouse Co. Ltd. (The)	6,400	105,501
		928,703
Wireless Telecommunication Services — 0.1%
Okinawa Cellular Telephone Co.	3,200	72,499

Total Long-Term Investments — 99.0%
(Cost: $121,624,924)		110,129,991

Short-Term Securities

Money Market Funds — 2.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(d)(e)	2,925,119	2,926,581

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(c)(d)	40,000	$40,000

Total Short-Term Securities — 2.7%
(Cost: $2,966,174)		2,966,581

Total Investments — 101.7%
(Cost: $124,591,098)		113,096,572

Liabilities in Excess of Other Assets — (1.7)%		(1,848,594)

Net Assets — 100.0%		$111,247,978

(a)	All or a portion of this security is on loan.

(b)	Non-income producing security.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,382,293	$543,771	(a)	$—		$3	$514	$2,926,581	2,925,119	$15,810	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	50,000	—		(10,000	)(a)	—	—	40,000	40,000	395		—
						$3	$514	$2,966,581		$16,205		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	67	12/07/23	$1,076	$21,408

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
November 30, 2023

Fair Value Hierarchy as of Period End (continued)

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$751,804	$109,378,187	$—	$110,129,991
Short-Term Securities
Money Market Funds	2,966,581	—	—	2,966,581
	$3,718,385	$109,378,187	$—	$113,096,572
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$21,408	$—	$21,408

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust